Summary of Significant Accounting Policies - Impairment of long-lived assets and Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of long-lived assets and Goodwill
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Impairment of goodwill	¥ 0	¥ 0	¥ 0